AIM DYNAMICS FUND - CLASS A, CLASS B, CLASS C, CLASS K AND INVESTOR CLASS SHARES
     AIM SMALL COMPANY GROWTH FUND - CLASS A, CLASS B, CLASS C, CLASS K AND
                             INVESTOR CLASS SHARES
                   AIM S&P 500 INDEX FUND - INVESTOR CLASS SHARES

                         Supplement dated July 13, 2005
  to the Prospectus dated November 19, 2004 as supplemented November 19, 2004,
       December 29, 2004 (Supplement A), January 27, 2005, March 2, 2005,
                         April 29, 2005 and July 1, 2005

The following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 10 of the Prospectus:

      "PORTFOLIO MANAGERS

      The following individuals are jointly and primarily responsible for the day-to-day management of their respective Fund's portfolio:

      FUND                    PORTFOLIO MANAGER(s)

      Dynamics                Paul J. Rasplicka
                              Karl Farmer

      Small Company Growth    Jay K. Rushin

      S&P 500 Index           Jeremy S. Lefkowitz

      DYNAMICS FUND
      PAUL J. RASPLICKA (lead manager), is Senior Portfolio Manager and has been responsible for Dynamics Fund since 2004. He has been associated with the Advisor and/or its affiliates since 1994. As the lead manager, Mr. Rasplicka generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rasplicka may perform these functions, and the nature of these functions, may change from time to time.

      KARL FARMER is Portfolio Manager and has been responsible for Dynamics Fund since 2005. He has been associated with the Advisor and/or its affiliates since 1998.

      SMALL COMPANY GROWTH FUND
      JAY K. RUSHIN is Portfolio Manager and has been responsible for Small Company Growth Fund since 2004. He has been associated with the Advisor and/or its affiliates since 1998.

      S&P 500 INDEX FUND
      JEREMY S. LEFKOWITZ is Portfolio Manager and the lead manager of INVESCO Institutional's Structured Products Group ("SPG") Portfolio Management Team which is responsible for the management of all stock selection, tactical asset allocation, and index portfolios. He has been responsible for S&P 500 Index Fund since 2003 and has been associated with the Advisor and/or its affiliates since 1982. As the lead manager, Mr. Lefkowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Lefkowitz may perform these functions and the nature of these functions, may change from time to time.

      WILLIAM E. MERSON is Portfolio Manager and has been responsible for S&P 500 Index Fund since 2003 and has been associated with the Advisor and/or its affiliates since 1982.

      MAUREEN DONNELLAN is Portfolio Manager and has been responsible for S&P 500 Index Fund since 2003 and has been associated with the Advisor and/or its affiliates since 1974.

      MICHAEL SUEN is Portfolio Manager and has been responsible for S&P 500 Index Fund since 2003 and has been associated with the Advisor and/or its affiliates since 2000. From 1993 to 2000, he was a senior consultant and regional manager for Barra, Inc.

      DANIEL TSAI is Portfolio Manager and has been responsible for S&P 500 Index Fund since 2003 and has been associated with the Advisor and/or its affiliates since 2000. From 1993 to 2000, he was a senior software developer and project leader for Ford Motor Company.

      The Dynamics Fund portfolio managers are assisted by the Mid Cap Growth & GARP (growth at a reasonable price) Team. The Small Company Growth Fund portfolio manager is assisted by the Aggressive Growth Team. Each of these teams may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time.

      More information on these portfolio managers and their respective teams may be found on the Advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

      The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                                 AIM STOCK FUNDS

               AIM S&P 500 INDEX FUND- INSTITUTIONAL CLASS SHARES

                         Supplement dated July 13, 2005
                   to the Prospectus dated November 19, 2004,
      as supplemented November 19, 2004, December 29, 2004 (Supplement A),
                January 27, 2005, March 2, 2005 and July 1, 2005

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 6 of the prospectus:

      "The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

      JEREMY S. LEFKOWITZ is Portfolio Manager and the lead manager of INVESCO Institutional's Structured Products Group ("SPG") Portfolio Management Team which is responsible for the management of all stock selection, tactical asset allocation, and index portfolios. He has been responsible for S&P 500 Index Fund since 2003 and has been associated with the Advisor and/or its affiliates since 1982. As the lead manager, Mr. Lefkowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Lefkowitz may perform these functions and the nature of these functions, may change from time to time.

      WILLIAM E. MERSON is Portfolio Manager and has been responsible for S&P 500 Index Fund since 2003 and has been associated with the Advisor and/or its affiliates since 1982.

      MAUREEN DONNELLAN is Portfolio Manager and has been responsible for S&P 500 Index Fund since 2003 and has been associated with the Advisor and/or its affiliates since 1974.

      MICHAEL SUEN is Portfolio Manager and has been responsible for S&P 500 Index Fund since 2003 and has been associated with the Advisor and/or its affiliates since 2000. From 1993 to 2000, he was a senior consultant and regional manager for Barra, Inc.

      DANIEL TSAI is Portfolio Manager and has been responsible for S&P 500 Index Fund since 2003 and has been associated with the Advisor and/or its affiliates since 2000. From 1993 to 2000, he was a senior software developer and project leader for Ford Motor Company.

      More information on these portfolio managers may be found on the Advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

      The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                                 AIM STOCK FUNDS

                                AIM DYNAMICS FUND
                          AIM SMALL COMPANY GROWTH FUND
                             AIM S&P 500 INDEX FUND

               Supplement dated July 13, 2005 to the Statement of
                   Additional Information dated July 13, 2005

For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N1-A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.

Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - INITIAL SALES CHARGES - CATEGORY I FUNDS" in the Statement of Additional Information:

"CATEGORY I FUNDS

AIM Advantage Health Sciences Fund       AIM Global Growth Fund
AIM Aggressive Growth Fund               AIM Global Health Care Fund
AIM Asia Pacific Growth Fund             AIM Global Real Estate Fund
AIM Balanced Fund                        AIM Global Value Fund
AIM Basic Balanced Fund                  AIM Gold & Precious Metals Fund
AIM Basic Value Fund                     AIM Growth Allocation Fund
AIM Blue Chip Fund                       AIM Health Sciences Fund
AIM Capital Development Fund             AIM International Core Equity Fund
AIM Charter Fund                         AIM International Growth Fund
AIM Conservative Allocation Fund         AIM International Small Company Fund
AIM Constellation Fund                   AIM Large Cap Basic Value Fund
AIM Core Stock Fund                      AIM Large Cap Growth Fund
AIM Dent Demographic Trends Fund         AIM Leisure Fund
AIM Developing Markets Fund              AIM Libra Fund
AIM Diversified Dividend Fund            AIM Mid Cap Basic Value Fund
AIM Dynamics Fund                        AIM Mid Cap Core Equity Fund
AIM Emerging Growth Fund                 AIM Mid Cap Growth Fund
AIM Energy Fund                          AIM Mid Cap Stock Fund
AIM European Growth Fund                 AIM Moderate Allocation Fund
AIM European Small Company Fund          AIM Moderate Growth Allocation Fund
AIM Financial Services Fund              AIM Moderately Conservative Allocation Fund
AIM Global Aggressive Growth Fund        AIM Multi-Sector Fund
AIM Global Equity Fund                   AIM Opportunities I Fund

AIM Opportunities II Fund                AIM Technology Fund
AIM Opportunities III Fund               AIM Total Return Fund
AIM Premier Equity Fund                  AIM Trimark Endeavor Fund
AIM Real Estate Fund                     AIM Trimark Fund
AIM Select Equity Fund                   AIM Trimark Small Companies Fund
AIM Small Cap Equity Fund                AIM Utilities Fund
AIM Small Cap Growth Fund                AIM Weingarten Fund
AIM Small Company Growth Fund

                                                                     Dealer
                                        Investor's Sales Charge    Concession
                                       -------------------------  ------------

                                           As a          As a         As a
                                        Percentage    Percentage   Percentage
                                       of the Public  of the Net  of the Public
         Amount of Investment in         Offering       Amount      Offering
            Single Transaction             Price       Invested       Price
            ------------------             -----       --------       -----
             Less than $   25,000           5.50%       5.82%         4.75%
$ 25,000 but less than $   50,000           5.25        5.54          4.50
$ 50,000 but less than $  100,000           4.75        4.99          4.00
$100,000 but less than $  250,000           3.75        3.90          3.00
$250,000 but less than $  500,000           3.00        3.09          2.50
$500,000 but less than $1,000,000           2.00        2.04          1.60"

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES -INITIAL SALES CHARGES
- CATEGORY II FUNDS" in the Statement of Additional Information:

"CATEGORY II FUNDS

AIM High Income Municipal Fund           AIM Intermediate Government Fund
AIM High Yield Fund                      AIM Municipal Bond Fund
AIM Income Fund                          AIM Total Return Bond Fund

                                                                     Dealer
                                        Investor's Sales Charge    Concession
                                       -------------------------  ------------

                                           As a          As a         As a
                                        Percentage    Percentage   Percentage
                                       of the Public  of the Net  of the Public
         Amount of Investment in         Offering       Amount      Offering
            Single Transaction             Price       Invested       Price
            ------------------             -----       --------       -----
             Less than $   50,000          4.75%        4.99%        4.00%
$ 50,000 but less than $  100,000          4.00         4.17         3.25
$100,000 but less than $  250,000          3.75         3.90         3.00
$250,000 but less than $  500,000          2.50         2.56         2.00
$500,000 but less than $1,000,000          2.00         2.04         1.60"


                                       2